Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Definite-Lived Intangible Assets [Line Items]
Gross	$ 1,821,194	$ 1,764,172
Accumulated Amortization	(1,664,912)	(1,603,443)
Total	156,282	160,729
Core Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	955,188	947,733
Accumulated Amortization	(920,202)	(898,086)
Total	34,986	49,647
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	815,818	766,251
Accumulated Amortization	(695,669)	(658,173)
Total	120,149	108,078
Other [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	50,188	50,188
Accumulated Amortization	(49,041)	(47,184)
Total	$ 1,147	$ 3,004